Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b)	(c)	(e)
	Identity of issuer, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Current Value

	Mutual Fund
	Dodge & Cox Stock Fund	3,324,128 shares in registered investment company	$55,147,288

	Commingled Funds
*	Fidelity Growth Company Pool	2,426,404 units in common collective trust	215,197,810
	BTC Equity Index Fund	2,108,669 units in common collective trust	132,185,729
	BTC Lifepath 2050	2,334,375 units in common collective trust	97,087,137
	BTC Lifepath 2045	2,142,153 units in common collective trust	83,394,446
	BTC Lifepath 2040	2,198,060 units in common collective trust	78,252,270
	BTC Lifepath 2035	2,222,616 units in common collective trust	71,190,376
	BTC Lifepath 2055	1,575,211 units in common collective trust	67,685,240
	BTC Lifepath 2030	1,852,596 units in common collective trust	52,715,793
	BTC Russell 2500 Index Fund	1,296,730 units in common collective trust	50,413,615
	MFS Institutional International Equity Fund	1,455,917 shares in common collective trust	33,209,471
	BTC Lifepath Retirement	1,034,185 units in common collective trust	22,171,476
	LS Core Plus Trust Fund Class B	1,230,937 units in common collective trust	16,531,468
	BTC ACWI Ex-US IMI Index Fund	533,619 units in common collective trust	15,130,501
	BTC Lifepath 2060	508,559 units in common collective trust	14,864,672
	Eaton Vance Collective Investment Trust High Yield Fund	1,227,836 units in common collective trust	13,015,059
	BTC Lifepath 2065	370,123 units in common collective trust	7,392,656
	BTC US Debt Index NL Fund	318,832 units in common collective trust	4,062,241
	Boston Trust SMID Cap Fund	190,777 units in common collective trust	2,640,360

	Synthetic Guaranteed Investment Contracts (JP Morgan Stable Asset Fund)
	Metropolitan Life Insurance Company	Synthetic Guaranteed Investment Contract	10,387,761
	Voya Retirement Insurance and Annuity Company	Synthetic Guaranteed Investment Contract	10,387,050
	Pacific Life Insurance Company	Synthetic Guaranteed Investment Contract	10,380,906
	Transamerica Premier Life Insurance Company	Synthetic Guaranteed Investment Contract	10,366,226

	Common Stock
*	Hasbro Stock Fund	193,775 shares of Hasbro, Inc. common stock	15,889,550

	Cash and Cash Equivalents
*	Fidelity STIF	Cash and cash equivalents	2,388,785

	Investments and Cash and Cash Equivalents		1,092,087,886

*	Notes Receivable from Participants	341 loans with interest rates from 3.25% to 8.5% and maturity dates from 2026 to 2035	5,327,681
	Total Investments		$1,097,415,567
* Denotes party-in-interest.
Column (d) representing cost information is not required for participant-directed investments and therefore is not included.
See accompanying report of independent registered public accounting firm.